Business combination	12 Months Ended
Mar. 31, 2018
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Business combination

6. Business combination

Summary of acquisitions during the year ended March 31, 2016 is given below:

Designit AS

On August 6, 2015, the Company obtained control of Designit AS (“Designit”) by acquiring 100% of its share capital. Designit is a Denmark based global strategic design firm specializing in designing transformative product-service experiences. The acquisition strengthens the Company’s digital offerings, combining engineering and transformative technology with human centered-design methods.

The acquisition was executed through a share purchase agreement for a consideration of ₹6,501 (EUR 93 million) which includes a deferred earn-out component of ₹2,108 (EUR 30 million), which is linked to achievement of revenues and earnings over a period of 3 years ending June 30, 2018. The fair value of the earn-out liability was estimated by applying the discounted cash flow approach considering discount rate of 13% and probability adjusted revenue and earnings estimates. This earn-out liability was fair valued at ₹1,287 and recorded as part of purchase price allocation.

The following table presents the allocation of purchase price:

Description	Pre-acquisition carrying amount		Fair value adjustments		Purchase price allocated
Net assets	₹	586	₹	—	₹	586
Customer related intangibles		—		597		597
Brand		—		638		638
Non-compete agreement		—		103		103
Deferred tax liabilities on intangible assets		—		(290)		(290)

Total	₹	586	₹	1,048	₹	1,634
Goodwill						4,046

Total purchase price					₹	5,680

Net assets acquired include ₹359 of cash and cash equivalents and trade receivables valued at ₹392.

The goodwill of ₹4,046 comprises value of acquired workforce and expected synergies arising from the acquisition. Goodwill is not deductible for income tax purposes.

During the year ended March 31, 2016, the Company concluded the fair value adjustments of the assets acquired and liabilities assumed on acquisition. Comparatives have not been retrospectively revised as the amounts are not material.

During the year ended March 31, 2017, an amount of ₹83 was paid to the sellers representing earn-out payments for the first earn-out period.

Additionally, during the year ended March 31, 2017, as a result of changes in estimates of revenue and earnings over the remaining earn-out period, the fair value of earn-out liability was revalued at ₹293. The revision of estimates has also resulted in reduction in the carrying value of intangibles recognized on acquisition and an impairment charge has been recorded. Accordingly, a net gain of ₹1,032 has been recorded in the consolidated statement of income.

During the year ended March 31, 2018, an amount of ₹97 was paid to the sellers as final payment for the earn-outs. Accordingly, a net gain of ₹192 has been recorded in the consolidated statement of income.

The pro-forma effects of this acquisition on the Company’s results were not material.

Cellent AG

On January 5, 2016, the Company obtained control of Cellent AG (“Cellent”) by acquiring 100% of its share capital. Cellent is an IT consulting and software services company offering IT solutions and services to customers in Germany, Switzerland and Austria. This acquisition provides Wipro with scale and customer relationships, in the Manufacturing and Automotive domains in Germany, Switzerland and Austria region.

The acquisition was executed through a share purchase agreement for a consideration of ₹5,686 (EUR 78.8 million), net of ₹114 received during the year ended March 31, 2017 on conclusion of working capital adjustments which has resulted in reduction of goodwill.

The following table presents the allocation of purchase price:

Description	Pre-acquisition carrying amount		Fair value adjustments		Purchase price allocated
Net assets	₹	846	₹	—	₹	846
Customer related intangibles		—		1,001		1,001
Brand		—		317		317
Deferred tax liabilities on intangible assets		—		(391)		(391)

Total	₹	846	₹	927	₹	1,773
Goodwill						3,913

Total purchase price					₹	5,686

Net assets acquired include ₹367 of cash and cash equivalents and trade receivables valued at ₹1,437.

The goodwill of ₹3,913 comprises value of acquired workforce and expected synergies arising from the acquisition. Goodwill is not deductible for income tax purposes.

During the year ended March 31, 2017, the Company concluded the fair value adjustments of the assets acquired and liabilities assumed on acquisition. Comparatives have not been retrospectively revised as the amounts are not material.

The pro-forma effects of this acquisition on the Company’s results were not material.

HealthPlan Services

On February 29, 2016, the Company obtained full control of HPH Holdings Corp. (“Healthplan Services”). HealthPlan Services offers market-leading technology platforms and a fully integrated Business Process as a Service (BPaaS) solution to Health Insurance companies (Payers) in the individual, group and ancillary markets. HealthPlan Services provides U.S. Payers with a diversified portfolio of health insurance products delivered through its proprietary technology platform.

The acquisition was consummated for a consideration of ₹30,850 (USD 450.9 million), net of ₹219 concluded as working capital adjustment during the year ended March 31, 2017. The consideration includes a deferred earn-out component of ₹1,115 (USD 16.3 million), which is linked to achievement of revenues and earnings over a period of 3 years ending March 31, 2019. The fair value of the earn-out liability was estimated by applying the discounted cash flow approach considering discount rate of 14.1% and probability adjusted revenue and earnings estimates. This earn-out liability was fair valued at ₹536 (USD 7.8 million) and recorded as part of preliminary purchase price allocation.

During the year ended March 31, 2017, the Company concluded the fair value adjustments of the assets acquired and liabilities assumed on acquisition. Comparatives have not been retrospectively revised as the amounts are not material.

The following table presents the allocation of purchase price:

Description	Pre-acquisition carrying amount		Fair value adjustments		Purchase price allocated
Net assets	₹	36	₹	1,604	₹	1,640
Technology platform	₹	1,087	₹	1,888		2,975
Customer related intangibles		—		5,791		5,791
Non-compete agreement		—		315		315
Deferred tax liabilities on intangible assets		—		(3,039)		(3,039)

Total	₹	1,123	₹	6,559	₹	7,682
Goodwill						22,590

Total purchase price					₹	30,272

Net assets acquired include ₹47 of cash and cash equivalents and trade receivables valued at ₹2,472.

The goodwill of ₹22,590 comprises value of acquired workforce and expected synergies arising from the acquisition. Goodwill is not deductible for income tax purposes.

During the year ended March 31, 2017, uncertainties around regulatory changes relating to the Affordable Care Act have led to a significant decline in the revenue and earnings estimates, resulting in revision of fair value of earn-out liability to ₹65. Further, this has resulted in reduction in the carrying value of certain intangible assets recognized on acquisition and accordingly an impairment charge has been recorded. Consequently, a net loss of ₹1,351 has been recorded in the consolidated statement of income.

During the year ended March 31, 2018, an amount of ₹66 was paid to the sellers representing final earn-out payments.

If the acquisition had occurred on April 1, 2015, management estimates that consolidated revenue for the Company would have been ₹526,671 and the profit after taxes would have been ₹88,314 for twelve months ended March 31, 2016. The pro-forma amounts are not necessarily indicative of the results that would have occurred if the acquisition had occurred on date indicated or that may result in the future.

Summary of material acquisitions during the year ended March 31, 2017 is given below:

Appirio Inc.

On November 23, 2016, the Company obtained full control of Appirio Inc. (“Appirio”). Appirio is a global services company that helps customers create next-generation employee and customer experiences using latest cloud technology services. This acquisition will strengthen Wipro’s cloud application service offerings. The acquisition was consummated for a consideration of ₹32,402 (USD 475.7 million).

During the year, the Company concluded the fair value adjustments of the assets acquired and liabilities assumed on acquisition. Comparatives have not been retrospectively revised as the amounts are not material.

The following table presents the allocation of purchase price:

Description	Pre-acquisition carrying amount		Fair value adjustments		Purchase price allocated
Net assets	₹	526	₹	(29)	₹	497
Technology platform		436		(89)		347
Customer related intangibles		—		2,323		2,323
Brand		180		2,968		3,148
Alliance relationship		—		858		858
Deferred tax liabilities on intangible assets		—		(2,791)		(2,791)

Total	₹	1,142	₹	3,240	₹	4,382
Goodwill						28,020

Total purchase price					₹	32,402

Net assets acquired include ₹85 of cash and cash equivalents and trade receivables valued at ₹2,363.

The goodwill of ₹28,020 comprises value of acquired workforce and expected synergies arising from the acquisition. Goodwill is not deductible for income tax purposes.

If the acquisition had occurred on April 1, 2016, management estimates that consolidated revenue for the Company would have been ₹559,575 and the profit after taxes would have been ₹85,424 for twelve months ended March 31, 2017. The pro-forma amounts are not necessarily indicative of the results that would have occurred if the acquisition had occurred on date indicated or that may result in the future.

Summary of material acquisitions during the year ended March 31, 2018 is given below:

During the year, the Company has completed four business combinations (which both individually and in aggregate are not material) for a total consideration of ₹6,924. These transactions include (a) an acquisition of IT service provider which is focused on Brazilian markets, (b) an acquisition of a design and business strategy consultancy firm based in the United States, and (c) acquisition of intangible assets, assembled workforce and a multi-year service agreement which qualify as business combinations.

During the year ended March 31, 2018, the Company concluded the fair value adjustments of the assets acquired and liabilities assumed on acquisition.

The following table presents the provisional allocation of purchase price:

Description	Purchase price allocated
Net assets	₹	5
Customer related intangibles		5,565
Other intangible assets		169

Total	₹	5,739

Goodwill		1,185

Total purchase price	₹	6,924

The goodwill of ₹1,185 comprises value of acquired workforce and expected synergies arising from the acquisition. The goodwill was allocated among the reportable operating segments and is partially deductible for U.S. federal income tax purpose.

Net assets acquired include ₹58 of cash and cash equivalents and trade receivables valued at ₹215.

The pro-forma effects of these acquisition on the Company’s results were not material.